Minimum capital requirements - Capital ratios (Details)	Dec. 31, 2020	Dec. 31, 2019
Minimum capital requirements
Net Capital / Required Capital	2.38	2.05
Basic Fundamental Capital / Assets subject to Credit, Market and Operating Risk	14.35%	11.89%
Basic Fundamental Capital / Assets subject to Credit, Market and Operating Risk - Minimum capital requirements	8.20%	8.20%
Basic Capital / Assets subject to Credit, Market and Operating Risk	15.59%	13.12%
Basic Capital / Assets subject to Credit, Market and Operating Risk - Minimum capital requirements	9.70%	9.70%
Net Capital / Assets subject to Credit Risk	28.04%	23.31%
Net Capital / Assets subject to Credit, Market and Operating Risk	19.01%	16.37%
Net Capital / Assets subject to Credit, Market and Operating Risk - Minimum capital requirements	11.70%	11.70%